Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, par	$ 1	$ 1
Common stock, authorized	60,000,000	60,000,000
Common stock, issued	45,956,088	45,599,036
Common stock, outstanding	45,956,088	45,599,036